BASIC AND DILUTED LOSS PER SHARE - Summary of Basic and Diluted Income (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss for the period	$ (65,196)	$ (79,197)
Basic weighted average shares outstanding (in shares)	274,057,213	240,100,023
Diluted weighted average share outstanding (in shares)	274,057,213	240,100,023
Basic loss per share (in dollars per share)	$ (0.24)	$ (0.33)
Diluted loss per share (in dollars per share)	$ (0.24)	$ (0.33)